THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET
BACKED SECURITIES (3.6%)
FINANCE (3.6%)
$        79,701  Advanta Home Equity Loan Trust, Series 92-2, Class A1, 7.15% due
                   06/25/08.................................................................  Aaa/AAA      $     80,383
        229,122  Case Equipment Loan Trust, Series 94-A, Class A2, 4.65% due 08/15/99.......  Aaa/AAA           226,831
      4,599,555  Collateralized Mortgage Obligation Trust II Class E, 9.00% due 06/20/17....  Aaa/AAA         4,824,152
      3,000,000  Criimi Mae Financial Corporation Class A, 7.00% due 01/01/33...............  NR/AAA          2,936,250
          2,476  Fical Home Equity Loan Trust, Series 90-1 Class A, 8.90% due 10/15/15......  Aaa/NR              2,476
      8,855,000  GE Capital Mortgage Services, Inc., Series 94-17, Class A5, 7.00% due
                   05/25/24.................................................................  Aaa/AAA         8,943,107
      1,854,087  Green Tree Financial Corp., Series 95-A Class A, 7.25% due 07/15/05........  Baa3/BBB+       1,865,096
        589,307  Green Tree Financial Corp., Series 94-A Class A, 6.90% due 02/15/04........  Baa3/BBB+         589,491
         37,297  Premier Auto Trust, Series 92-3, Class A, 5.90% due 11/17/97...............  Aaa/AAA            37,275
      1,258,125  Prudential Home Loan Mortgage Securities, Remic: PAC(11), Series 93-54,
                   Class A2, 6.50% due 01/25/24.............................................  Aaa/AAA         1,254,175
        196,691  Resolution Trust Corp., Remic: ARM Determined Interest Rate, Series 91-6,
                   Class A1, 6.9473% due 05/25/19...........................................  Aaa/AAA           187,840
          3,588  Sears Mortgage Securities, Remic: TAC(11), Series 92-3, Class T5, 7.75% due
                   02/25/20.................................................................  NR/AAA              3,573
        112,243  The Money Store Home Equity Trust, Series 92-A, Class A, 6.95% due
                   12/15/07.................................................................  Aaa/AAA           112,650
                                                                                                           ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (COST
                   $20,270,036).............................................................                 21,063,299
                                                                                                           ------------
CORPORATE OBLIGATIONS (37.9%)
AUTOMOTIVE (1.3%)
      7,325,000  Ford Motor Co., 9.50% due 05/30/97.........................................  A1/A+           7,708,683
                                                                                                           ------------
BANKING (10.7%)
      1,925,000  BankAmerica Corp., 9.50% due 04/01/01......................................  A3/A-           2,188,359
      1,300,000  BankAmerica Corp., 7.50% due 03/15/97......................................  A2/A            1,326,104
      1,925,000  Capital One Bank, 8.625% due 01/15/97......................................  Baa3/BBB-       1,984,405
      6,000,000  Central Fidelity Banks, Inc., 8.15% due 11/15/02...........................  Baa2/BBB        6,476,820
      1,600,000  Chemical Banking Corp., 10.125% due 11/01/00...............................  A3/A-           1,855,520
      5,000,000  First Chicago Corp., 8.25% due 06/15/02....................................  A3/A-           5,507,850
      1,745,000  First Chicago Corp., 6.875% due 06/15/03...................................  A3/A-           1,769,866
        100,000  Fleet Financial Group Inc., 7.125% due 05/01/00............................  A2/A-             102,542
      2,000,000  Mellon Bank, N.A., 6.75% due 06/01/03......................................  A2/A            2,003,060
      4,660,000  NationsBank Corp., 10.20% due 07/15/15.....................................  A3/A-           5,989,218
     13,700,000  Norwest Corp., 6.75% due 05/12/00..........................................  Aa3/AA-        13,888,649

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
BANKING (CONTINUED)
$     7,500,000  Shawmut National Corp., 8.625% due 12/15/99................................  Baa2/BBB-    $  8,029,800
     11,000,000  Trans Financial Bank, 6.48% due 10/23/98...................................  A1/A+          10,973,270
                                                                                                           ------------
                                                                                                             62,095,463
                                                                                                           ------------
CHEMICALS, OIL & GAS (3.5%)
      2,277,000  E. I. Du Pont de Nemours & Co., 8.65% due 12/01/97.........................  Aa2/AA          2,389,415
      5,000,000  Occidental Petroleum Corp., 5.85% due 11/09/98.............................  Baa3/BBB        4,932,250
      1,000,000  Occidental Petroleum Corp., 5.84% due 11/09/98.............................  Baa3/BBB          986,180
      1,125,000  SFP Pipeline Holdings, Inc., 11.16% due 08/15/10...........................  Baa3/NR         1,406,250
      6,600,000  Texaco Capital, 9.00% due 11/15/96.........................................  A1/A+           6,809,286
      4,000,000  Texas Eastern Corp., 8.50% due 02/04/97....................................  NR/NR           4,100,000
                                                                                                           ------------
                                                                                                             20,623,381
                                                                                                           ------------
DEPARTMENT STORES (1.1%)
      2,200,000  Sears Roebuck & Co., 8.52% due 05/13/02....................................  A2/BBB          2,427,788
      4,000,000  Sears Roebuck & Co., 7.25% due 08/05/97....................................  A2/BBB          4,080,920
                                                                                                           ------------
                                                                                                              6,508,708
                                                                                                           ------------
ELECTRICAL EQUIPMENT (0.8%)
      2,000,000  Legrand S.A., 8.50% due 02/15/25...........................................  A2/A            2,287,960
      2,000,000  Mark IV Industries Inc., 8.75% due 04/01/03................................  Ba3/BB+         2,085,000
                                                                                                           ------------
                                                                                                              4,372,960
                                                                                                           ------------
FINANCE (12.5%)
        100,000  Associates Corp., N.A., 8.125% due 01/15/98................................  Aa3/AA-           104,158
        400,000  Associates Corp., N.A., 7.30% due 03/15/98.................................  Aa3/AA-           410,564
         95,196  Chevy Chase Auto Receivables Trust, 6.00% due 12/15/01.....................  Aaa/AAA            95,192
     18,250,000  Chrysler Financial Corp., Series MTNN, 7.36% due 03/14/97..................  A3/BBB         18,530,320
      1,000,000  Chrysler Financial Corp., 7.20% due 03/17/97...............................  A2/A-           1,013,380
         25,000  Commercial Credit Group Inc., 7.375% due 11/15/96..........................  A1/A+              25,351
      2,620,761  Fleetwood Credit Corp Grantor Trust, Series 95-B 6.55% due 05/15/11........  Aaa/AAA         2,630,301
     17,550,000  Ford Motor Credit Co., 6.25% due 11/08/00..................................  A1/A+          17,499,644
        400,000  General Motors Acceptance Corp., 7.85% due 11/17/97........................  Baa1/BBB+         413,136
        300,000  General Motors Acceptance Corp., 7.55% due 01/14/97........................  Baa1/BBB+         305,322
        100,000  General Motors Acceptance Corp., 7.375% due 02/27/97.......................  Baa1/BBB+         101,640
        800,000  General Motors Acceptance Corp., 7.30% due 02/02/98........................  Baa1/BBB+         819,088
      5,175,000  General Motors Acceptance Corp., 6.90% due 09/09/97........................  Baa1/BBB+       5,245,794
      5,000,000  General Motors Acceptance Corp., 6.75% due 07/10/97........................  Baa1/BBB+       5,052,300
      2,200,000  General Motors Acceptance Corp., 6.70% due 04/18/97........................  Baa1/BBB+       2,219,888
      3,000,000  General Motors Acceptance Corp., 6.70% due 04/21/97........................  Baa1/BBB+       3,015,630
      4,500,000  General Motors Acceptance Corp., 6.625% due 05/15/98.......................  Baa1/BBB+       4,536,720
      6,500,000  General Motors Acceptance Corp., 5.25% due 12/06/96........................  Baa1/BBB+       6,448,130
      4,000,000  USL Capital Corp., 7.76% due 03/29/02......................................  A1/A+           4,226,680

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
FINANCE (CONTINUED)
$        90,000  Western Financial Grantor Trust, Series 95-3, Class A1 6.05% due
                   11/01/00.................................................................  Aaa/AAA      $     90,058
                                                                                                           ------------
                                                                                                             72,783,296
                                                                                                           ------------
LUMBER & OTHER CONSTRUCTION MATERIALS (2.2%)
      5,600,000  Georgia Pacific Corp., 9.95% due 06/15/02..................................  Baa2/BBB-       6,561,520
      1,000,000  Schuller International Group Inc., 10.875% due 12/15/04....................  Ba3/BB-         1,112,500
      4,000,000  USG Corp., 9.25% due 09/15/01..............................................  Ba3/BB          4,200,000
      1,000,000  USG Corp., 8.50% due 08/01/05..............................................  Ba3/BB          1,031,250
                                                                                                           ------------
                                                                                                             12,905,270
                                                                                                           ------------
TRANSPORTATION (1.2%)
      6,719,014  Union Tank Car Co., 6.50% due 04/15/08.....................................  A2/A+           6,732,788
                                                                                                           ------------
UTILITIES (4.6%)
      1,500,000  Cleveland Electric Illumination, 7.625% due 08/01/02.......................  Ba2/BB          1,416,555
      1,000,000  Cleveland Electric Illumination, 7.375% due 06/01/03.......................  Ba2/BB            945,050
      3,000,000  Commonwealth Edison Co., 7.00% due 02/15/97................................  Baa3/BBB-       3,026,190
      3,000,000  Commonwealth Edison Co., 6.50% due 07/15/97................................  Baa3/BBB-       3,009,630
        200,000  Commonwealth Edison Co., 6.50% due 04/15/00................................  Baa3/BBB-         199,186
        500,000  Commonwealth Edison Co., Series 87, 6.25% due 10/01/97.....................  Baa2/BBB          499,340
      1,972,000  Connecticut Light & Power Co., Series UU, 7.625% due 04/01/97..............  Baa1/BBB+       2,019,131
      2,400,000  GTE Corp., 8.85% due 03/01/98..............................................  Baa1/BBB+       2,528,568
      7,240,000  Hydro-Quebec, 8.05% due 07/07/24...........................................  A1/A+           7,969,430
        500,000  Jersey Central Power & Light, 6.70% due 12/19/97...........................  Baa1/BBB+         506,945
      4,250,000  United Telephone Company of Florida, 8.375% due 01/15/25...................  A2/A            4,850,015
                                                                                                           ------------
                                                                                                             26,970,040
                                                                                                           ------------
                 TOTAL CORPORATE OBLIGATIONS (COST $215,980,630)............................                220,700,589
                                                                                                           ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.5%)
FHA Insured
$     3,368,477  7.43% due 03/01/22......................................................................  $  3,292,341
Federal Home Loan Mortgage Corp.
          1,391  12.50% due 08/01/14.....................................................................         1,527
         29,688  Series 600, 10.00% due 04/01/09.........................................................        31,899
        200,000  Series 39, Class F, 10.00% due 05/15/20.................................................       223,946
         21,122  9.00% due 04/01/03......................................................................        21,935
     11,000,000  Gold, 8.506% due 12/01/04...............................................................    12,213,438
        126,355  Gold, 8.50% due 11/01/24................................................................       130,979
         52,835  Gold, 8.50% due 01/01/25................................................................        54,773
        315,485  Gold, 8.50% due 04/01/25................................................................       327,057
        990,000  Gold, 8.50% due 04/01/25................................................................     1,026,244
      1,422,376  Gold, 8.50% due 04/01/25................................................................     1,474,236
        523,366  Gold, 8.50% due 05/01/25................................................................       542,238
      1,398,426  Gold, 8.50% due 05/01/25................................................................     1,449,538
      1,414,012  Gold, 8.50% due 06/01/25................................................................     1,465,878
        764,315  Gold, 8.50% due 07/01/24................................................................       791,937
        990,000  Gold, 8.50% due 08/01/25................................................................     1,025,977
         34,259  Gold, 8.50% due 09/01/25................................................................        35,522
        269,998  Gold, 8.50% due 09/01/25................................................................       279,953
        311,576  Gold, 8.50% due 10/01/25................................................................       323,067
     10,910,000  Gold, 8.00% TBA (t).....................................................................    11,179,341
        405,078  Gold, 7.00% due 04/01/24................................................................       402,198
        518,824  Gold, 7.00% due 06/01/24................................................................       515,192
      4,042,023  Gold, 7.00% due 07/01/25................................................................     4,013,001
      1,210,316  Gold, 7.00% due 08/01/25................................................................     1,201,626
      1,446,433  Gold, 7.00% due 08/01/25................................................................     1,436,048
      1,672,089  Gold, 7.00% due 08/01/25................................................................     1,660,083
      1,995,638  Gold, 7.00% due 08/01/25................................................................     1,981,309
      1,998,301  Gold, 7.00% due 08/01/25................................................................     1,983,953
      1,578,063  Gold, 7.00% due 09/01/25................................................................     1,566,732
      6,978,071  Gold, 6.50% due 06/01/04................................................................     6,973,710
      1,807,135  Gold, 6.00% due 08/01/10................................................................     1,765,517
         28,029  Gold, 6.00% due 09/01/10................................................................        27,372
         76,609  Gold, 6.00% due 09/01/10................................................................        74,814
        806,079  Gold, 6.00% due 09/01/10................................................................       787,187
        849,092  Gold, 6.00% due 09/01/10................................................................       829,495
      3,654,307  Gold, 6.00% due 09/01/10................................................................     3,569,965
        524,301  Gold, 6.00% due 10/01/10................................................................       512,013
        541,800  Gold, 6.00% due 10/01/10................................................................       529,102
        618,468  Gold, 6.00% due 10/01/10................................................................       604,169
        710,441  Gold, 6.00% due 10/01/10................................................................       694,016
      1,299,980  Gold, 6.00% due 10/01/10................................................................     1,269,512
      1,564,469  Gold, 6.00% due 10/01/10................................................................     1,527,802
          1,800  Remic: Series 1977, Class A, 8.05% due 03/15/07.........................................         1,747
        100,000  Remic: Series 1290, Class L, 7.50% due 10/15/09.........................................       105,581
         32,000  Remic: PAC-1(11), Series 1168, Class H, 7.50% due 11/15/21..............................        33,196

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
Federal Home Loan Mortgage Corp. (continued)
$       300,000  Remic: Series 102, Class I, 7.00% due 12/15/20..........................................  $    297,132
        165,000  Remic: PAC-1(11), Series 1207, Class J, 6.75% due 07/15/19..............................       164,050
      1,600,000  Remic: SCH(22), Series 1701, Class B, 6.50% due 03/15/09................................     1,522,384
Federal National Mortgage Association
        778,552  10.00% due 06/01/20.....................................................................       846,099
      4,434,478  8.70% due 02/01/05......................................................................     4,936,128
         25,499  8.50% due 06/01/10......................................................................        26,348
         98,647  8.00% due 01/01/02......................................................................       101,365
         71,267  8.00% due 05/01/02......................................................................        73,239
        479,919  8.00% due 07/01/02......................................................................       493,208
         44,577  8.00% due 07/01/02......................................................................        45,810
          6,602  8.00% due 08/01/22......................................................................         6,764
      1,569,893  Remic: PAC, Series 1991-64, Class Z, 8.50% due 06/25/06.................................     1,627,289
      1,083,547  Remic: PAC, Series 1991-101, Class C, 8.50% due 08/25/18................................     1,093,233
         22,062  Remic: PAC(11), Series 1991-9, Class H, 8.30% due 11/25/04..............................        22,136
      1,966,862  Remic: PAC-2(23), Series 1994-50, Class Z, 6.50% due 03/25/24...........................     1,633,085
      3,100,000  Remic: PAC (11), Series 1993-041, Class PE, 5.75% due 04/25/19..........................     3,048,478
Government National Mortgage Association
          5,723  13.50% due 10/15/14.....................................................................         6,436
         28,263  11.50% due 07/15/13.....................................................................        31,588
        874,042  7.00% due 01/15/23......................................................................       869,182
        371,355  7.00% due 03/15/23......................................................................       369,283
         47,402  7.00% due 07/15/23......................................................................        47,142
        343,324  7.00% due 07/15/23......................................................................       341,435
        134,072  7.00% due 07/15/23......................................................................       133,331
        445,906  7.00% due 07/15/23......................................................................       443,435
         24,471  7.00% due 09/15/23......................................................................        24,328
        342,135  7.00% due 09/15/23......................................................................       340,133
         23,084  7.00% due 10/15/23......................................................................        22,954
         31,942  7.00% due 10/15/23......................................................................        31,763
        393,630  7.00% due 10/15/23......................................................................       391,462
        903,266  7.00% due 10/15/23......................................................................       897,991
         67,382  7.00% due 12/15/23......................................................................        66,998
                                                                                                           ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $87,699,415).............................    89,911,375
                                                                                                           ------------
U.S. TREASURY OBLIGATIONS (41.1%)
U.S. Treasury Bonds
      4,060,000  12.00% due 08/15/13.....................................................................     6,086,833
     44,165,000  10.75% due 02/15/03.....................................................................    56,549,308
     18,130,000  10.375% due 11/15/09....................................................................    23,383,349
     16,010,000  10.375% due 11/15/12....................................................................    21,512,477
     11,455,000  8.875% due 02/15/19.....................................................................    14,803,869
      6,860,000  8.50% due 02/15/20......................................................................     8,578,224
     10,000,000  8.125% due 08/15/19.....................................................................    12,029,300
      4,705,000  7.875% due 02/15/21.....................................................................     5,538,632

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
U.S. Treasury Notes
$     5,000,000  8.50% due 11/15/00......................................................................  $  5,579,250
     13,350,000  7.25% due 02/15/98......................................................................    13,792,286
      1,055,000  7.25% due 08/15/04......................................................................     1,141,763
     17,820,000  7.125% due 02/29/00.....................................................................    18,699,061
      4,905,000  5.50% due 04/15/00......................................................................     4,854,135
      9,200,000  5.125% due 11/30/98.....................................................................     9,049,396
     15,295,000  4.75% due 02/15/97......................................................................    15,124,920
U.S. Treasury Strip
     33,025,000  Due 05/15/02 (Principal Only)...........................................................    22,565,322
                                                                                                           ------------
                 TOTAL U.S. TREASURY OBLIGATIONS (COST $228,949,847).....................................   239,288,125
                                                                                                           ------------

                                                                                              MOODY'S/S&P
                                                                                                RATING
    SHARES                                                                                    (UNAUDITED)
---------------                                                                               -----------
CONVERTIBLE PREFERRED STOCKS (0.3%)
NATURAL GAS (0.3%)
         74,600  Lasmo PLC, Sponsored ADR, 10.00%, Series A.................................  Ba1/BBB-        1,799,725
                                                                                                           ------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,659,850)....................................     1,799,725
                                                                                                           ------------

   PRINCIPAL
    AMOUNT
---------------
REPURCHASE AGREEMENT (0.4%)
$     2,066,000  Goldman Sachs Repurchase Agreement, dated 10/31/95 due 11/01/95, at 5.880%, proceeds $2,066,142 (collateralized by U.S. Treasury Note, 5.875% due
                   07/31/97, valued at $2,077,406)
                   (cost $2,066,000)........................................................  P1/A1+       $  2,066,000
                                                                                                           ------------
TOTAL INVESTMENTS (COST $556,625,778) (98.8%)............................................................   574,829,113
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%).............................................................     7,050,882
                                                                                                           ------------
TOTAL NET ASSETS (100.0%)................................................................................  $581,879,995
                                                                                                           ------------
                                                                                                           ------------

Note: Based on the cost of investments of $556,629,476 for Federal Income Tax purposes at October 31, 1995, the aggregate gross unrealized appreciation and depreciation was $18,337,903 and $138,266, respectively, resulting in net unrealized appreciation of $18,199,637.

  (t) TBA securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

       Abbreviations used in the schedule of investments are as follows:

ADR - American Depository Receipt; ARM - Adjustable Rate Mortgage; FHA - Federal
      Housing Administration;

 PAC - Planned Amortization  Class;  Remic  - Real  Estate  Mortgage  Investment
       Conduit;

 NR - Not Rated; TAC - Targeted Amortization Class; SCH - Scheduled Payment Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $556,625,778)                                     $574,829,113
Receivable for Investments Sold                                                73,638,034
Interest Receivable                                                             8,686,770
Other Receivables                                                                   6,408
Prepaid Expenses                                                                    5,770
                                                                             ------------
    Total Assets                                                              657,166,095
                                                                             ------------

LIABILITIES
Payable for Securities Purchased                                               74,362,206
Unrealized Depreciation on Open Foreign Currency Contracts                        606,109
Advisory Fee Payable                                                              178,438
Custodian Fees and Expenses Payable                                                81,524
Payable to Custodian                                                                8,328
Fund Services Fee Payable                                                           3,788
Administration Fee Payable                                                          2,691
Accrued Expenses                                                                   43,016
                                                                             ------------
    Total Liabilities                                                          75,286,100
                                                                             ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                $581,879,995
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                                          $31,358,157
Dividend Income                                                                              132,975
                                                                                         -----------
    Total Investment Income                                                               31,491,132

EXPENSES
Advisory Fee                                                                 $1,339,147
Financial and Fund Accounting Services Fee                                      167,081
Custodian Fees and Expenses                                                      83,838
Fund Services Fee                                                                40,729
Administration Fee                                                               27,436
Trustees' Fees and Expenses                                                      11,096
Miscellaneous                                                                    67,774
                                                                             ----------
    Total Expenses                                                                        (1,737,101)
                                                                                         -----------

NET INVESTMENT INCOME                                                                     29,754,031

NET REALIZED GAIN ON INVESTMENTS (including $621,192 of net realized gains
 from forward contracts)                                                                   7,762,316

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS (including $606,109 of
 net unrealized depreciation of forward contracts)                                        26,604,322
                                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $64,120,669
                                                                                         -----------
                                                                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             FOR THE FISCAL YEAR ENDED
                                                                                    OCTOBER 31,
                                                                             --------------------------
INCREASE (DECREASE) IN NET ASSETS                                                1995          1994
                                                                             ------------  ------------

FROM OPERATIONS
Net Investment Income                                                        $ 29,754,031  $ 13,708,591
Net Realized Gain (Loss) on Investments                                         7,762,316    (8,930,226)
Net Change in Unrealized Appreciation (Depreciation) of Investments            26,604,322   (11,045,898)
                                                                             ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations              64,120,669    (6,267,533)
                                                                             ------------  ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                 241,455,035   298,426,651
Withdrawals                                                                   (89,561,736)  (73,416,442)
                                                                             ------------  ------------
  Net Increase from Investors' Transactions                                   151,893,299   225,010,209
                                                                             ------------  ------------
Total Increase in Net Assets                                                  216,013,968   218,742,676

NET ASSETS
Beginning of Fiscal Year                                                      365,866,027   147,123,351
                                                                             ------------  ------------
End of Fiscal Year                                                           $581,879,995  $365,866,027
                                                                             ------------  ------------
                                                                             ------------  ------------

-------------------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA:
-------------------------------------------------------------------------------------------------------

                                                                              FOR THE FISCAL     FOR THE PERIOD
                                                                                YEAR ENDED        JULY 12, 1993
                                                                               OCTOBER 31,      (COMMENCEMENT OF
                                                                             ----------------  OPERATIONS) THROUGH
                                                                              1995     1994     OCTOBER 31, 1993
                                                                             -------  -------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                    0.39%    0.46%          0.48%(a)
  Net Investment Income                                                       6.68%    5.88%          4.91%(a)
Portfolio Turnover                                                            293%     234%            295%+

(a) Annualized.

(+) Portfolio turnover is for the twelve month period ended October 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The Pierpont Bond Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $1,731,405 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

       The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At October 31, 1995 the Portfolio had open forward foreign currency contracts as follows:

       SUMMARY OF OPEN CONTRACTS

                                                                                     U.S. DOLLAR
                                                                                        VALUE      NET UNREALIZED
        FOREIGN CURRENCY SALE CONTRACTS                                  PROCEEDS    AT 10/31/95    DEPRECIATION
---------------------------------------------------------------------  ------------  ------------  ---------------
       German Mark, 5,281,000, expiring 12/5/95                        $  3,588,367  $  3,757,729    $  (169,362)
       German Mark, 2,410,000, expiring 12/5/95                           1,642,920     1,714,851        (71,931)
       Danish Krone, 4,683,000, expiring 12/5/95                            817,306       857,297        (39,991)
       Danish Krone, 22,420,000, expiring 12/5/95                         3,923,010     4,104,333       (181,323)


        FOREIGN CURRENCY PURCHASE CONTRACTS                                COST
---------------------------------------------------------------------  ------------
       German Mark, 7,691,000, expiring 12/5/95                           5,573,188     5,472,580       (100,608)
       Danish Krone, 27,103,000, expiring 12/5/95                         5,004,524     4,961,630        (42,894)
                                                                                                   ---------------
       Net Unrealized Depreciation on Foreign Currency Contracts                                     $  (606,109)
                                                                                                   ---------------

    d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, this fee amounted to $1,339,147.

    b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $27,436.
    c) During the period November 1, 1994, through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the period November 1, 1994, through August 31, 1995, the fee for these services amounted to $167,081. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.
    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $40,729 for the fiscal year ended October 31, 1995.
    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,200.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1995 were as follows:

                                                                COST OF        PROCEEDS FROM
                                                               PURCHASES           SALES
                                                            ----------------  ----------------
U.S. Treasury and Agency Obligations                        $  1,171,503,087  $  1,078,447,543
Corporate and Collateralized Obligations                         298,968,392       207,445,656
                                                            ----------------  ----------------
                                                            $  1,470,471,479  $  1,285,893,199
                                                            ----------------  ----------------
                                                            ----------------  ----------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

        [SIGNATURE]
PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

28